Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Shares of Series A Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2014	87,127,960
Beginning balance, amount at Dec. 31, 2014	$ 8,712		$ 13,154,222	$ (16,247,262)	$ (3,084,328)
Stock-based compensation			$ 172,808		$ 172,808
Sale of Series A Preferred stock and warrants for cash, net of offering costs, shares		16,008,400
Sale of Series A Preferred stock and warrants for cash, net of offering costs, amount		$ 1,601	$ 1,175,088		$ 1,176,689
Exchange of Series A Preferred for Common stock, shares	(15,994,660)	15,994,660
Exchange of Series A Preferred for Common stock, amount	$ (1,599)	$ 1,600			1
Conversion of indebtedness for Series A Preferred and warrants, shares		24,116,020
Conversion of indebtedness for Series A Preferred and warrants, amount		$ 2,411	1,806,291		1,808,702
Sale of Series A Preferred and warrants for services, shares		6,000,000
Sale of Series A Preferred and warrants for services, amount		$ 600	449,400		450,000
Net loss				$ (1,346,982)	$ (1,346,982)
Ending balance, shares at Dec. 31, 2015	71,133,300	62,119,080
Ending balance, amount at Dec. 31, 2015	$ 7,113	$ 6,212	$ 16,757,809	$ (17,594,244)	$ (823,110)
Stock-based compensation
Sale of Series A Preferred stock and warrants for cash, shares		19,600
Sale of Series A Preferred stock and warrants for cash, amount		$ 2	1,468		1,470
Warrants issued with indebtedness			$ 41,366		$ 41,366
Exercise of stock option for cash, shares	20,000
Exercise of stock option for cash, amount	$ 2		$ 998		$ 1,000
Net loss				(1,385,756)	(1,385,756)
Ending balance, shares at Dec. 31, 2016	71,153,300	62,138,680
Ending balance, amount at Dec. 31, 2016	$ 7,115	$ 6,214	$ 16,840,328	$ (18,980,000)	(2,126,343)
Net loss					(2,137,084)
Ending balance, amount at Sep. 30, 2017					$ (456,926)